NOTE 16 - Financial instruments and risk management: Schedule of Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Financial instruments

The Company holds the following financial instruments:

Financial assets	2024	2023
Financial assets at amortized cost
Cash and cash equivalents	2,390	5,355
Trade accounts receivable	1,116	808
Other accounts receivable (*)	13	17
Restricted cash	371	179
	3,890	6,359
Financial liabilities	2024	2023
Financial liabilities at amortized cost
Trade accounts payable and Accrued liabilities	3,926	2,236
Other accounts payable (**)	2,325	1,527
Loans	3,905	-
Liability and Provision for Agricultural Research Organization (**)	2,696	2,508
Lease liabilities	9,913	1,807
	22,765	8,078
Financial liabilities at fair value
Derivative liability - Warrants	-	526
Convertible loan	-	20,533
	-	21,059